Offerings - Offering: 1	Jan. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	200,000,000
Proposed Maximum Offering Price per Unit	0.04
Maximum Aggregate Offering Price	$ 8,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,105.00
Offering Note	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Class A common stock on the Nasdaq Capital Market on January 9, 2026 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission). This calculation is in accordance with Rule 457(c) of the Securities Act of 1933, as amended.